Costs and expenses by nature (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Costs And Expenses By Nature
Services	$ 1,501	$ 1,196	$ 2,724	$ 2,218
Shipping and other freight costs	1,514	1,200	2,589	2,264
Depreciation, depletion and amortization	838	761	1,638	1,422
Personnel	882	710	1,662	1,383
Materials	776	739	1,458	1,343
Acquisition of products	659	626	1,300	1,183
Royalties	378	306	693	565
Fuel, oil and gas	332	289	611	554
Energy	198	138	387	260
Others	216	120	405	344
Total	$ 7,294	$ 6,085	$ 13,467	$ 11,536